ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable				¥ 25,257		¥ 13,576
Less: Allowance for doubtful accounts		¥ 0	¥ 0	(746)		0
Accounts receivable, net				¥ 24,511	$ 3,767	¥ 13,576
Allowance for doubtful accounts:
Balance at beginning of year		0	(116,615)
Addition	[1]	(746)	0
Written off		0	116,615
Balance at end of year		¥ (746)	¥ 0

[1]	Full provision was provided to receivables due from different customers due to the remote collectability as of December 31, 2017. No bad debt provision was provided for the years ended December 31, 2015 and 2016.